VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

25. VARIABLE INTEREST ENTITIES

        To comply with PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs. On September 6, 2010, the Company established two entities in Beijing, China, Huaxing and Chuangfu which are VIEs consolidated by the Company ("VIEs"). On January 25, 2011, the Company, through its VIEs, acquired a company based in Beijing with a license to offer mortgage credit loans with properties as collateral.

        The Group adopted the US GAAP guidance on consolidating VIEs which require certain VIEs to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among MMC BJ, the VIEs, and their shareholders and concluded that MMC BJ is the primary beneficiary of the VIEs as MMC BJ is entitled to substantially all the economic risks and rewards of the VIEs, and has the power to direct the activities that most significantly impact the VIEs. As a result, these VIEs' results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

        On November 24, 2010, the Company established Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. to expand the Group's real estate brokerage service in Beijing.

        For all these VIE entities, as of December 31, 2012, the total assets of the consolidated VIEs were RMB65.2 million, mainly comprising investment in associates and prepaid expenses and other current assets. As of December 31, 2012, the total liabilities of the consolidated VIEs were RMB0.6 million, mainly comprising accrued expenses and other current liabilities. There are no VIEs where the Company has a variable interest but is not the primary beneficiary.

        For all these VIE entities, for the years ended December 31, 2012, the net revenue of the consolidated VIEs was RMB4.3 million and net income of the consolidated VIEs was RMB0.8 million and for the years ended December 31, 2011, the net revenue of the consolidated VIEs was RMB0.7 million and the net loss of the consolidated VIEs was RMB1.9 million. All intercompany transactions and balances within the VIEs were eliminated upon consolidation.

        For all these VIE entities, as of December 31, 2011 and 2012, the consolidated cash flow consisted of the following (in RMB thousands):

	2011 RMB	2012 RMB
Net cash provided by (used in) operating activities	44,149	(24,636)
Net cash provided by (used in) investing activities	(12,258)	3,657
Net cash provided by financing activities:	500	38,000
Net (decrease) increase in cash and cash equivalents	32,391	17,021

        The net cash provided by operating activities in 2011 and the cash used in operating activities in 2012 were mainly resulted from the transactions with other subsidiaries within the Group. The net cash provided by financing activities were the capital injection of RMB38.0 million to comply with the capital requirement in PRC for the holding company of a mortgage credit company.

        Under contractual agreements with the Group, those employees of the Group who are shareholders of the VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time to repay the loans outstanding. The VIEs conferred an exclusive and irrevocable right to the Company that the Company can purchase all or part of the shares of the acquired company at a price of RMB1.0 at its own discretion under the Chinese law. Those employees of the Group who are shareholders of the VIEs have pledged their shares in the VIEs as collateral for the loans. As of December 31, 2012, the aggregate amount of these loans was RMB80.5 million (US$12.9 million).

        In accordance with the VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs and their subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs except for registered capitals and PRC statutory reserves of the VIEs and the VIEs' subsidiaries amounting to RMB42.5 million (US$6.8 million) and RMB80.5 million (US$12.9 million) as of December 31, 2011 and 2012, respectively. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. Accordingly, the creditors of all the liabilities of Company's consolidated VIEs do not have recourse to the Company's general credit. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company will conduct certain business in the PRC through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Agreements between consolidated VIEs and Nominee Shareholders

        Loan agreements between MMC BJ and the respective shareholders of Huaxing and Chuangfu: These loan agreements provide for loans to the shareholders of Huaxing and Chuangfu(hereinafter "VIEs Shareholders") to acquire the equity interests in Beijing Huijin Co., Ltd. (hereinafter "Huijin") through Huaxing and Chuangfu. The loans are interest free. MMC BJ and any third party(s) designated by it have the right, exercisable on their own will and at any time when it becomes legal to do so under PRC law, to purchase from Huaxing and Chuangfu all or any part of their equity interests in Huijin (hereinafter "Exclusive Purchase Right") and the purchase price will be used to repay the loans. The shareholders cannot repay the loans by other means except acquiring the written consent of MMC BJ in advance. The VIEs Shareholders guarantee, where MMC BJ or any third party(s) designated by it exercise Exclusive Purchase Right, they will make shareholder decisions to ensure that Huaxing and Chuangfu waive their first refusal on the equity of Huijin. The VIEs Shareholders also guarantee that all their equity interests in Huaxing and Chuangfu and all equity interests of Huijin held by Huaxing and Chuangfu will be pledged to MMC BJ as security to the relevant debts and without MMC BJ prior written consent, VIEs Shareholders shall not (1) sell, transfer, pledge or dispose by any other means their equity or any interests in Huijin; (2) take any actions/negative act which may have major influences on the assets, business or responsibility of Huijin.

        Exclusive consulting and service agreement between Huaxing and Chuangfu on one side and MMC BJ on the other side: Under this agreement, MMC BJ provides exclusive technical consultation and relevant service to Huaxing and Chuangfu in exchange for consulting service fees based on the net profit of Huaxing and Chuangfu. The term of this agreement is 20 years and may be extended for 20 years automatically, unless MMC BJ gives disagreement of such extension in writing three months prior to the expiration of this agreement. Under this agreement, Huaxing and Chuangfu need to consult MMC BJ's advice before making any important decisions on business and operation which may influence the exclusive cooperation of Huaxing and Chuangfu and MMC BJ under this agreement. Huaxing and Chuangfu promise to follow the reasonable instructions given by MMC BJ.

        Equity pledge agreement among MMC BJ, Huaxing and Chuangfu, and the respective shareholders of Huaxing and Chuangfu(the "Guarantor"): Under this agreement the shareholders pledge to MMC BJ their equity interests in Huaxing and Chuangfu, and Huaxing and Chuangfu pledge to MMC BJ their equity interests in Huijin to secure the performance of their obligations under Loan Agreements and Exclusive consulting and service agreement. The Guarantor confirms that they will waive their respective right of first refusal of the pledged equity interests under this agreement when MMC BJ exercising the Pledge and they will not transfer all or any part of the equity interests of Huaxing, Chuangfu and Huijin to any third party, place the existence of any pledge, guarantee or other security interest on such equity interests during the term of pledge, except for the consent adopted by MMC BJ and Guarantor. The Guarantor hereby irrevocably grants MMC BJ an irrevocable and exclusive right to purchase, or designate one or more persons (the "Designee") to purchase the equity interests in Huijin then held by Huaxing and/or Chuangfu in part or in whole at MMC BJ and Designee 's sole and absolute discretion to the extent permitted by Chinese laws and at the price of 1 RMB Yuan. Unless MMC BJ waives Exclusive Purchase Right in writing , such right will exist permanently. The Guarantor further guarantee that without MMC BJ's prior written consent, other than normal business operation, the Guarantor shall not make any shareholders' decisions on disposal of the assets, business income or its beneficial interest of Huaxing, Chuangfu and Huijin; Without MMC BJ's prior written consent, the Guarantor shall not make any shareholders' decisions to permit Huaxing, Chuangfu and Huijin to bear any indebtedness, especially the loan. The Guarantor irrevocably grants MMC BJ exercising the whole shareholders' rights of Huaxing, Chuangfu and Huijin, appoint or impel MMC BJ to appoint the nominees of MMC BJ as the directors, senior manager and financial officer of Huaxing, Chuangfu and Huijin. The term of this agreement will not end until the obligations secured by the pledge are all fully fulfilled.